Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Trade and other receivables

A3. Trade and other receivables

The Group’s trade receivables are recognised at the transaction price less provision for impairment. They are generally due for settlement within 30 days and are all classified as current. The amount of the provision for impairment is recognised in the income statement and movements on provisions for impaired trade receivables are recognised within operating expenses in the income statement. Amounts are generally charged to the provision for impairment of trade receivables when there is no expectation of recovering additional cash.

Expected credit loss (ECL) calculations are performed and are used to calculate the provision for impairment of trade receivables. ECL calculations are a probability - weighted estimate of credit losses and are performed at country level. The Group applies the simplified method of applying lifetime ECLs to trade receivables using an allowance matrix to measure the ECLs of trade receivables from its customers, which comprise customer portfolios across several countries. Credit risk factors that are considered as part of ECL calculations may include, but are not limited to: payment history, customer size, customer type (national/residential/commercial/government), age of debt, industry strength, economy, environmental factors such as climate change, and product or service provided.

Loss allowances are also calculated on other financial assets, although the amounts are generally not significant and the asset is recognised net of the allowance.

There is limited concentration of credit risk with respect to trade receivables due to the Group’s customer base being large and diverse. The amount of credit risk with respect to customers is represented by the carrying amount on the balance sheet. The Group policy is that credit facilities for new customers are approved by designated managers at regional level. Credit limits are set with reference to trading history and reports from credit rating agencies where they are available. Where this is not feasible the Group may request payment in advance of work being carried out, or settlement by credit card on completion of the work. There are no trade receivables that would otherwise be past due or impaired whose terms have been renegotiated.

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Trade receivables	692	692
Less: provision for impairment of trade receivables	(70)	(70)
Trade receivables – net	622	622
Other receivables[2]	113	110
Prepayments	68	79
Accrued income[1]	118	109
Contract assets	4	—
Total	925	920

Analysed as follows:
Non-current	45	90
Current	880	830
Total	925	920
1.

Accrued income has been retrospectively adjusted in 2022 by a decrease of £2m, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

2.	Other receivables are stated net of loss allowance of £nil (2022: £nil).

All of the Group’s provision for impairment relates to trade receivables. Analysis of the Group’s provision for impairment of trade receivables is as follows:

	2023	2022
	£m	£m
At 1 January	70	50
Exchange differences	(4)	—
Additional provision	48	30
Receivables written off as uncollectable	(38)	(27)
Unused amounts reversed	(8)	(5)
Acquisition of companies and businesses	2	22
At 31 December	70	70

The ageing of trade receivables and provision for impairment is as follows:

	Trade	Provision for	Trade	Provision for
	receivables	impairment	receivables	impairment
	2023	2023	2022	2022
	£m	£m	£m	£m
Not due	286	(3)	290	(4)
Overdue by less than 1 month	158	(3)	155	(4)
Overdue by between 1 and 3 months	111	(5)	117	(6)
Overdue by between 3 and 6 months	56	(9)	55	(8)
Overdue by between 6 and 12 months	36	(15)	38	(18)
Overdue by more than 12 months	45	(35)	37	(30)
At 31 December	692	(70)	692	(70)

The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2023	2022
	£m	£m
Pound sterling	51	48
Euro	161	159
US dollar	291	301
Other currencies	189	184
Carrying value	692	692

Fair value is considered to be equal to carrying value for all trade and other receivables.